787 Seventh Avenue
New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

July 23, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Funds V
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Post-Effective Amendment No. 44 under the Securities Act of 1933 and Amendment No. 45 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 333-224371 and File No. 811-23339)

Ladies and Gentlemen:

On behalf of BlackRock Funds V (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 44 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to BlackRock Emerging Markets Flexible Dynamic Bond Portfolio, a series of the Registrant (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to the Fund’s investment objective, investment strategies and investment process. In addition, we note that the Fund will be renamed BlackRock Sustainable Emerging Markets Flexible Bond Fund.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8147.

Very truly yours,

/s/ Michael A. DeNiro
Michael A. DeNiro

Enclosures

cc:	Janey Ahn, Esq., BlackRock, Inc.
Gladys Chang, Esq., BlackRock, Inc.
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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